Deferred Income (Details) SFr in Millions	12 Months Ended
	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)
Deferred Income [Abstract]
Upfront payment amount	SFr 0.9	$ 1,000,000
Deferred income			$ 0